COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 Bandwidth USD ($)	Dec. 31, 2014 Bandwidth CNY	Dec. 31, 2014 Licensed copyrights USD ($)	Dec. 31, 2014 Licensed copyrights CNY	Dec. 31, 2014 Office USD ($)	Dec. 31, 2014 Office CNY	Dec. 31, 2013 Office CNY	Dec. 31, 2012 Office CNY
Operating lease commitments
Rent-free period for payments under operating leases	1 month	6 months
Advance notice period for renewal of leases	1 month	3 months
Total office rental expenses							$ 15,896	98,627	81,831	43,257
Future minimum payments under non-cancelable operating leases
2015			116,271	721,418	221,794	1,376,143	22,273	138,196
2016			8,898	55,207	30,625	190,016	13,302	82,532
2017			1,779	11,040	32,704	202,915	4,196	26,033
2018							853	5,294
Total			$ 126,948	787,665	$ 285,123	1,769,074	$ 40,624	252,055